Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Alliance revenue for including revenue recognized under the Company's collaborative arrangements

	December 31,
(In thousands)	2012	2011	2010
Merck KGaA	$—	$—	$11,173
Merck & Co.	—	—	4,768

Total collaboration revenue	—	—	15,941
Other revenue	51	53	169

Total alliance revenue	$51	$53	$16,110

Change in Accumulated Balance of the component of other Comprehensive loss

	Year ended December 31,
(In thousands)	2011	2010
Accumulated unrealized gain (loss) on available-for-sale securities at beginning of period	$13	$(19)
Change during the period	(13)	32

Accumulated unrealized gain on available-for-sale securities at end of period	$—	$13

There was no accumulated unrealized gain or loss on available-for-sale securities during 2012.

Fair value of each option award

	2012	2011	2010
Average risk free interest rate	0.8%	1.4%	2.1%
Expected dividend yield	—	—	—
Expected lives (years)	5.6	6.3	4.9
Expected volatility	62%	64%	68%
Weighted average grant date fair value of options granted during the period (per share)	$0.51	$0.75	$1.69
Weighted average exercise price of options granted during the period (per share)	$0.92	$1.26	$2.95

Assets and liabilities measured at fair value on a recurring basis

(In thousands)	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012
Assets
Money market funds	$9,990	$9,990	$—	$—

Total Assets	$9,990	$9,990	$—	$—

Warrant liability	$—	$—	$—	$—

Total Liabilities	$—	$—	$—	$—

December 31, 2011
Assets
Money market funds	$24,532	$24,532	$—	$—

Total Assets	$24,532	$24,532	$—	$—

Warrant liability	$1,178	—	$—	$1,178

Total Liabilities	$1,178	$—	$—	$1,178

Assumptions and other inputs used to compute the fair value of the warrant liability

	November 4, 2011	December 31, 2011	November 9, 2012
Common stock price	$1.92	$1.05	$0.70
Expected warrant exercise price	$1.46	$1.46	$1.46
Remaining term of warrant (years)	5.0	4.8	4.0
Expected volatility	61%	58%	59%
Average risk free interest rate	0.9%	0.8%	0.5%
Expected dividend yield	—	—	—
Expected percentage of warrants to be exercised	100%	100%	100%

Changes in the warrant liability

(In thousands)	Fair Value of Warrant Liability
Balance, November 4, 2011	$3,152
Decrease in fair value	(1,974)

Balance, December 31, 2011	1,178
Decrease in fair value	(675)
Transfer to stockholders’ equity	(503)

Balance, November 9, 2012	—